NORTHERN LIGHTS FUND TRUST

January 29, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	Patriot Fund
13D Activist Fund
CWC Small Cap Aggressive Value Fund
Grant Park Managed Futures Strategy Fund
Grant Park Multi Alternative Strategy Fund
Fortress Long/Short Credit Fund
Ascendant Balanced Fund
Ascendant Deep Value Convertibles Fund
Sierra Core Retirement Fund
Sierra Strategic Income Fund
Anchor Alternative Income Fund
Navigator Duration Neutral Bond Fund
Navigator Equity Hedged Fund
Navigator Sentry Managed Volatility Fund
Navigator Tactical Fixed Income Fund
Altegris Futures Evolution Strategy Fund
Probabilities Fund
Equinox MutualHedge Futures Strategy Fund
Sandalwood Opportunity Fund

Post Effective Amendments Nos. 659, 660, 661, 662, 663, 664, 665, 666, 667, 668, 669, 670, 671, 672, 673, 674, and 675 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Patriot Fund, 13D Activist Fund, CWC Small Cap Aggressive Value Fund, Grant Park Managed Futures Strategy Fund, Grant Park Multi Alternative Strategy Fund, Fortress Long/Short Credit Fund, Ascendant Balanced Fund, Ascendant Deep Value Convertibles Fund, Sierra Core Retirement Fund, Sierra Strategic Income Fund, Anchor Alternative Income Fund, Navigator Duration Neutral Bond Fund, Navigator Equity Hedged Fund, Navigator Sentry Managed Volatility Fund, Navigator Tactical Fixed Income Fund, Altegris Futures Evolution Strategy Fund, Probabilities Fund, Equinox MutualHedge Futures Strategy Fund, and Sandalwood Opportunity Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Patriot Fund	659	0001580642-15-000315	January 23, 2015
13D Activist Fund	660	0001580642-15-000316	January 23, 2015
CWC Small Cap Aggressive Value Fund	661	0001580642-15-000318	January 23, 2015
Grant Park Managed Futures Strategy Fund	662	0001580642-15-000361	January 27, 2015
Grant Park Multi Alternative Strategy Fund	663	0001580642-15-000363	January 27, 2015
Fortress Long/Short Credit Fund	664	0001580642-15-000365	January 27, 2015
Ascendant Balanced Fund	665	0001580642-15-000366	January 27, 2015
Ascendant Deep Value Convertibles Fund	665	0001580642-15-000366	January 27, 2015
Sierra Core Retirement Fund	666	0001580642-15-000368	January 27, 2015
Sierra Strategic Income Fund	666	0001580642-15-000368	January 27, 2015
Anchor Alternative Income Fund	667	0001580642-15-000369	January 27, 2015
Navigator Duration Neutral Bond Fund	668	0001580642-15-000372	January 28, 2015
Navigator Equity Hedged Fund	669	0001580642-15-000375	January 28, 2015
Navigator Sentry Managed Volatility Fund	670	0001580642-15-000377	January 28, 2015
Navigator Tactical Fixed Income Fund	671	0001580642-15-000378	January 28, 2015
Altegris Futures Evolution Strategy Fund	672	0001580642-15-000380	January 28, 2015
Probabilities Fund	673	0001580642-15-000392	January 28, 2015
Equinox MutualHedge Futures Strategy Fund	674	0001580642-15-000393	January 28, 2015
Sandalwood Opportunity Fund	675	0001580642-15-000395	January 28, 2015

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson

Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash

James P. Ash

Secretary